BUSINESS COMBINATIONS AND TRANSACTIONS	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS AND TRANSACTIONS	BUSINESS COMBINATIONS AND TRANSACTIONS
As a result of the Merger, Total Produce acquired the remaining equity interests in Legacy Dole in exchange for stock consideration and the forgiveness of certain indemnities and loans owed by C&C Parties. Total consideration was calculated as $576.2 million and is inclusive of an implied equity value for Legacy Dole based on the IPO price of $16.00, after considering the forgiveness of certain indemnities and loans owed by C&C Parties.
Purchase Price Allocation
The purchase price of Legacy Dole exceeded the fair value of the identifiable net assets acquired, and accordingly, $273.3 million was allocated to goodwill, none of which is tax deductible. The goodwill arising from the Acquisition consists largely of the synergies and economies of scale expected from combining the operations of Total Produce and Legacy Dole. The goodwill has been assigned to the Fresh Fruit reportable segment. The Company also acquired $310.7 million of intangible assets which primarily relate to the indefinite-lived DOLE brand of $306.3 million.
The components of the purchase price were as follows:

Amount
(U.S. Dollars in thousands)
Equity instruments	$576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$460,313
The purchase price was allocated to the provisional fair value of assets and liabilities acquired in the Acquisition as of December 31, 2021, and the provisional fair values were adjusted during the nine months ended September 30, 2022 as follows:

	December 31, 2021	Measurement Period Adjustments	September 30, 2022
	(U.S. Dollars in thousands)
Current assets, less inventory and cash acquired	$611,526	$6,026	$617,552
Inventory	257,201	(222)	256,979
Property, plant and equipment	1,265,303	(2,389)	1,262,914
Intangible assets	310,659	—	310,659
Other assets	427,153	(3,298)	423,855
Goodwill	274,048	(774)	273,274
Current liabilities, less current portion of debt	(662,590)	(1,874)	(664,464)
Debt	(1,392,176)	(167)	(1,392,343)
Other liabilities	(621,193)	2,698	(618,495)
	469,931	—	469,931
Noncontrolling interests assumed	(9,618)	—	(9,618)
	$460,313	$—	$460,313
The fair value of acquired identifiable assets and liabilities is final, as the measurement period ended on July 29, 2022. The incremental impact to the consolidated statements of operations due to changes in the provisional values during the measurement period was not material for the three and nine months ended September 30, 2022.
Included within inventory above is $35.2 million of previously uncapitalized pineapple and banana costs that were recognized to reflect the biological transformation of these crops. The fair value uplift related to these crops was reversed and recognized to cost of sales on a straight-line basis over the remaining growth and harvest cycle, which was complete as of December 31, 2021. The total incremental charge to cost of sales related to this uplift was $17.6 million for the three and nine months ended September 30, 2021.
Included within property, plant and equipment above is $68.1 million of previously uncapitalized pineapple costs that were recognized to reflect the value associated with the pineapple bearer plant. The fair value uplift related to these bearer plants was reversed and recognized to cost of sales on a straight-line basis over the life of these plants. The total incremental charges to cost of sales related to this uplift was $5.5 million and $39.6 million for the three and nine months ended September 30, 2022, respectively. For the three and nine months ended September 30, 2021, the total incremental charges to cost of sales related to this uplift was $11.3 million.
The Company also incurred $0.9 million of charges to cost of sales in the nine months ended September 30, 2022 related to the fair value of other pineapple bearer plants acquired.
The following tables represent (1) the amount of Legacy Dole’s revenue, excluding sales with Total Produce entities, and earnings included in the consolidated statements of operations included herein, which, for the three and nine months ended September 30, 2021, only includes Legacy Dole results from the Acquisition Date; and (2) the pro forma revenue and earnings, including material and nonrecurring pro forma adjustments, of the combined company assuming the Acquisition Date was January 1, 2020:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(U.S. Dollars in thousands)
Actual (Legacy Dole from the Acquisition Date):
Revenue	$1,147,532	$759,820	$3,568,274	$759,820
Net income (loss) attributable to Legacy Dole	14,170	(20,058)	37,960	(20,058)

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(U.S. Dollars in thousands)
Pro forma (combined Dole plc, assuming the Acquisition occurred on January 1, 2020):
Revenue	$2,306,037	$7,034,192
Net income attributable to Dole plc	28,634	155,829
Material and nonrecurring pro forma adjustments:
Elimination of intercompany revenue	$(15,387)	$(52,614)
Incremental charges on biological assets, inventory and depreciation	904	2,904
Merger & IPO costs	9,805	26,698
Net impact of interest, net of tax	2,711	13,349
Removal of equity method pickup of Legacy Dole investment, net of tax	4,559	(26,447)
Other Acquisitions and Divestitures
The Company normally engages in acquisitions to grow its business and product offerings. The majority of acquisitions represent an increase of an existing ownership percentage to obtain control of entities previously accounted for under the equity method.
Other acquisitions and divestitures in the three and nine months ended September 30, 2022 and September 30, 2021 were not material. Total goodwill acquired in the nine months ended September 30, 2022 was $1.2 million and was assigned to the Diversified Fresh Produce – EMEA reportable segment. In the three and nine months ended September 30, 2022, there were no gains or losses recorded for acquisition activity. As of September 30, 2022, all other changes in goodwill and intangible assets from December 31, 2021 are attributable to the measurement period adjustments described above, foreign currency translation and periodic amortization.
Total goodwill acquired in the three and nine months ended September 30, 2021 was $9.3 million and $13.6 million, respectively, and was assigned to the Diversified Fresh Produce – EMEA reportable segment. In the three and nine months ended September 30, 2021, as a result of step-up acquisitions of investments previously accounted for under the equity method, gains of $5.3 million and $7.9 million, respectively, were recorded in equity method earnings in the consolidated statements of operations.